Average Annual Total Returns - Parametric Dividend Income Fund	Russell 1000® Value Index One Year	Russell 1000® Value Index Five Years	Russell 1000® Value Index Life of Fund	Investor Class One Year	Investor Class Five Years	Investor Class Life of Fund	Investor Class Inception Date	Investor Class After Taxes on Distributions One Year	Investor Class After Taxes on Distributions Five Years	Investor Class After Taxes on Distributions Life of Fund	Investor Class After Taxes on Distributions and Sales One Year	Investor Class After Taxes on Distributions and Sales Five Years	Investor Class After Taxes on Distributions and Sales Life of Fund	Institutional Class One Year	Institutional Class Five Years	Institutional Class Life of Fund	Institutional Class Inception Date
Total	2.80%	9.73%	8.23%	1.11%	9.37%	8.39%	Mar. 26, 2014	0.34%	8.51%	7.36%	1.04%	7.49%	6.60%	1.33%	9.62%	8.65%	Mar. 26, 2014